INCOME TAXES (Details 1) - Rate Reconciliation [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Expected tax at statutory rate	$ (1,636,094)	$ 0
Permanent differences	221,091	0
Current year change in valuation allowance	1,415,003	0
Income tax provision (benefit)	$ 0	$ 0